Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 273,055	$ 192,209	$ 120,752
Unbilled revenues, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	122,679	86,795	50,073
Trade receivables, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	79,976	40,342	13,449
Indirect taxes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	30,582	39,142	45,961
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	24,301	12,863	3,706
Accrued interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 15,517	$ 13,067	$ 7,563